SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE BENEFIT (Details) $ in Thousands, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2025 SGD ($)
Operating Loss Carryforwards [Line Items]
Current Income Tax Expense Benefit	$ 627	$ 811		$ 20
Total deferred income tax expense/(benefit)					$ (33)
Income Tax Expense	$ 627	$ 811	$ 627	$ 20
Effective tax rate	32.30%	32.30%	(2.50%)	(2.50%)
Income Tax Jurisdiction, Foreign, Other [Member]
Operating Loss Carryforwards [Line Items]
Current Income Tax Expense Benefit
Total deferred income tax expense/(benefit)
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Current Income Tax Expense Benefit	$ 627
Total deferred income tax expense/(benefit)
Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Current Income Tax Expense Benefit
Total deferred income tax expense/(benefit)
Inland Revenue, Singapore (IRAS) [Member]
Operating Loss Carryforwards [Line Items]
Current Income Tax Expense Benefit		811		20
Total deferred income tax expense/(benefit)